Partners' Equity and Net Income (Loss) Per Unit (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Summary of Incentive Distribution Rights

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98%	2%
Above $0.4025 up to $0.4375	85%	15%
Above $0.4375 up to $0.525	75%	25%
Above $0.525	50%	50%

Summary of Issuances of Common Units

The following table summarizes the issuances of common units over the three years ending December 31, 2013:

Date	Offering Type	Number of Common Units Issued	Offering Price		Gross Proceeds (i)	Net Proceeds	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds

					(in millions of U.S. Dollars)
March 2011	Private	7,562,814	$29.32		226.3	226.3	36.90%	Consideration for acquisition of remaining 49% in OPCO
July 2011	Private	713,266	$28.04		20.4	20.4	36.51%	Partially finance shipyard installments for
								four newbuilding shuttle tankers
November 2011	Private	7,112,974	$23.90		173.5	173.2	33.03%	Finance the purchase of the Piranema Spirit FPSO unit
July 2012	Private	1,700,022	$26.47		45.9	45.8	32.30%	Partially finance shipyard installments for four newbuilding shuttle tankers
September 2012	Public	7,778,832	$27.65		219.5	211.4	29.36%	Prepayment of revolving credit facilities
April 2013	Private	2,056,202	$29.18		61.2	61.2	28.67%	Partially finance four newbuilding shuttle tankers installments and for general partnership purposes.
May 2013	Private	1,446,654	$30.60		45.1	45.1	29.91%	Partially finance the acquisition of Voyageur
During 2013	COP	85,508	(iii	)	2.8	2.4	(iii )	General partnership purposes
December 2013	Private	1,750,000	$30.50		54.5	54.4	29.31%	For general partnership purposes, which may include funding vessel conversion projects and future vessel acquisitions.
(i)	Including General Partner’s 2% proportionate capital contribution
(ii)	Including Teekay Corporation’s indirect 2% general partner interest
(iii)	In May 2013, the Partnership implemented a continuous offering program (or COP), under which the Partnership may issue new common units, representing limited partner interests, at market prices up to a maximum aggregate amount of $100 million.